INTANGIBLES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) cash-generatingUnit	Dec. 31, 2019 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating units | cash-generatingUnit	2
Goodwill	$ 2,053,672	$ 1,531,273
Period over which management has projected cash flows	10 years
Period over which management has projected growth strategies	10 years
Period over which management has projected sales	3 years
Period over which management has projected average assets	10 years
Long-term growth rate	2.00%	2.00%
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	10.10%	11.38%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	14.94%	13.88%
Fund management contracts indefinite life
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 1,778,901	$ 1,779,957
Asset Management | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,311,873	1,309,008
Wealth Management | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 741,799	$ 222,265